Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Other Non-Current Assets

	2017	2016
	£m	£m
Amounts receivable under insurance contracts	648	602
Pension schemes in surplus	538	313
Other receivables	227	284

	1,413	1,199